Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Before Income Taxes
United States	$ 3,194	$ 2,902	$ 2,516
International	3,368	3,449	3,515
Income before income taxes	$ 6,562	$ 6,351	$ 6,031